Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 355,748	$ 407,451
Operating Segments | OEM
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	201,348	241,795
Operating Segments | IAM
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	145,640	145,377
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 8,760	$ 20,279